Employee Benefits - Summary of Actuarial Losses Recognized in Other Comprehensive Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [line items]
Amount accumulated in retained earnings, beginning of year	$ 18,817	$ 13,304
Recognized during the year	(85,184)	5,513
Amount accumulated in retained earnings, end of year	(66,367)	18,817
Recognized during the year, net of tax	(63,508)	4,128
TFI International pension plans [Member]
Disclosure of defined benefit plans [line items]
Amount accumulated in retained earnings, beginning of year	12,174	13,304
Recognized during the year	(3,303)	(1,130)
Amount accumulated in retained earnings, end of year	8,871	12,174
Recognized during the year, net of tax	(2,435)	(833)
TForce Freight pension plans [Member]
Disclosure of defined benefit plans [line items]
Amount accumulated in retained earnings, beginning of year	6,643	0
Recognized during the year	(81,881)	6,643
Amount accumulated in retained earnings, end of year	(75,238)	6,643
Recognized during the year, net of tax	$ (61,073)	$ 4,961